Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Authorized Shares of Convertible Preferred Stock

The authorized shares of convertible preferred stock as of December 31, 2015 and 2014, are as follows:

Shares Authorized
Undesignated shares	9,528,487
Series H	9,799,474
Series G2	19,602,523
Series G1	6,041,936
Series F	11,360,675
Series E	10,957,445
Series D	10,770,911
Series C	6,856,302
Series B	3,331,247
Series A	1,751,000

Total	90,000,000